Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey

Supplement dated July 24, 2013
to Prospectuses dated May 1, 2013 for

PruLife® Custom Premier II Variable Universal Life Contracts

The following corrects a typographical error in the list of available Variable Investment Options on the front page of your PruLife Custom Premier II prospectus.  The other descriptions of available Variable Investment Options in the prospectus remain unchanged.

AST Balanced Asset Allocation	AST T. Rowe Price Large-Cap Growth	PSF Natural Resources
AST BlackRock Global Strategies	AST T. Rowe Price Natural Resources	PSF Small Capitalization Stock
AST BlackRock Value	AST Templeton Global Bond (previously AST T. Rowe Price Global Bond)	PSF Stock Index
AST Cohen & Steers Realty	AST Wellington Management Hedged Equity	PSF Value
AST Federated Aggressive Growth	American Century VP Mid Cap Value Fund	PSF SP International Growth
AST Goldman Sachs Mid-Cap Growth	Dreyfus MidCap Stock	PSF SP International Value
AST J.P. Morgan International Equity	Dreyfus Socially Responsible Growth	PSF SP Prudential U.S. Emerging Growth
AST J.P. Morgan Strategic Opportunities	Janus Aspen Series Overseas Portfolio	PSF SP Small Cap Value
AST Large-Cap Value	JPMorgan Insurance Trust Intrepid Mid Cap	TOPSTM Aggressive Growth ETF
AST Marsico Capital Growth	MFS Utilities Series	TOPSTM Balanced ETF
AST MFS Global Equity	Neuberger Berman AMT Socially Responsive	TOPSTM Capital Preservation ETF
AST MFS Growth	PSF Diversified Bond	TOPSTM Growth ETF
AST Neuberger Berman Mid-Cap Growth	PSF Equity	TOPSTM Managed Risk Balanced ETF (previously TOPSTM Protected Balanced ETF)
AST PIMCO Limited Maturity Bond	PSF Global	TOPSTM Managed Risk Growth ETF (previously TOPSTM Protected Growth ETF)
AST PIMCO Total Return Bond	PSF High Yield Bond	TOPSTM Managed Risk Moderate Growth ETF (previously TOPSTM Protected Moderate Growth ETF)
AST Preservation Asset Allocation	PSF Jennison	TOPSTM Moderate Growth ETF
AST Small-Cap Growth	PSF Jennison 20/20 Focus
AST Small-Cap Value	PSF Money Market

PCP2SUP103